Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

May 31, 2019

CPR-QTLY-0719
1.802163.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	9,300	$1,330,086
Beverages - 0.3%
Distillers & Vintners - 0.2%
Constellation Brands, Inc. Class A (sub. vtg.)	6,100	1,076,345
Soft Drinks - 0.1%
Luckin Coffee, Inc. ADR (a)	4,500	90,450
Monster Beverage Corp. (b)	4,100	253,626
		344,076

TOTAL BEVERAGES		1,420,421

Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (b)	14,600	1,043,608
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (b)	66,300	1,700,595
Pool Corp.	5,329	958,048
		2,658,643
Diversified Consumer Services - 1.4%
Education Services - 1.4%
Grand Canyon Education, Inc. (b)	45,205	5,418,271
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	9,000	770,850
		6,189,121
Entertainment - 0.6%
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc. (b)	4,400	409,552
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (b)	7,900	480,478
Netflix, Inc. (b)	2,179	748,007
World Wrestling Entertainment, Inc. Class A	12,500	909,250
		2,137,735

TOTAL ENTERTAINMENT		2,547,287

Food & Staples Retailing - 1.3%
Food Distributors - 0.6%
Performance Food Group Co. (b)	61,800	2,431,830
Hypermarkets & Super Centers - 0.7%
BJ's Wholesale Club Holdings, Inc.	82,486	2,060,500
Walmart, Inc.	10,200	1,034,688
		3,095,188

TOTAL FOOD & STAPLES RETAILING		5,527,018

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc. (b)	6,300	171,549
Hotels, Restaurants & Leisure - 22.4%
Casinos & Gaming - 1.6%
Boyd Gaming Corp.	50,100	1,198,392
Churchill Downs, Inc.	9,600	946,368
Eldorado Resorts, Inc. (b)	72,700	3,574,659
Wynn Resorts Ltd.	13,900	1,491,887
		7,211,306
Hotels, Resorts & Cruise Lines - 8.0%
Hilton Grand Vacations, Inc. (b)	59,387	1,509,618
Hilton Worldwide Holdings, Inc.	46,500	4,158,960
Marriott International, Inc. Class A	68,933	8,605,596
Marriott Vacations Worldwide Corp.	36,324	3,265,528
Royal Caribbean Cruises Ltd.	114,276	13,914,246
Wyndham Destinations, Inc.	36,600	1,455,948
Wyndham Hotels & Resorts, Inc.	35,200	1,877,568
		34,787,464
Leisure Facilities - 1.8%
Drive Shack, Inc. (b)	129,618	589,762
Planet Fitness, Inc. (b)	58,200	4,450,554
Vail Resorts, Inc.	12,489	2,686,509
		7,726,825
Restaurants - 11.0%
ARAMARK Holdings Corp.	96,500	3,357,235
Chipotle Mexican Grill, Inc. (b)	5,600	3,695,832
Darden Restaurants, Inc.	3,000	348,960
Del Frisco's Restaurant Group, Inc. (b)	19,000	130,340
Domino's Pizza, Inc.	16,200	4,527,900
McDonald's Corp.	113,400	22,483,818
Restaurant Brands International, Inc.	31,610	2,080,516
Starbucks Corp.	37,768	2,872,634
U.S. Foods Holding Corp. (b)	71,967	2,487,180
Yum! Brands, Inc.	57,700	5,905,595
		47,890,010

TOTAL HOTELS, RESTAURANTS & LEISURE		97,615,605

Household Durables - 3.4%
Home Furnishings - 0.5%
Mohawk Industries, Inc. (b)	15,505	2,101,703
Homebuilding - 2.9%
Cavco Industries, Inc. (b)	5,500	789,800
D.R. Horton, Inc.	110,100	4,707,876
Lennar Corp. Class A	73,300	3,640,078
NVR, Inc. (b)	1,081	3,460,897
		12,598,651

TOTAL HOUSEHOLD DURABLES		14,700,354

Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A (b)	2,300	2,544,950
Internet & Direct Marketing Retail - 27.4%
Internet & Direct Marketing Retail - 27.4%
Amazon.com, Inc. (b)	57,200	101,534,004
eBay, Inc.	44,300	1,591,699
Liberty Interactive Corp. QVC Group Series A (b)	105,010	1,315,775
The Booking Holdings, Inc. (b)	8,842	14,644,297
Wayfair LLC Class A (b)	3,800	547,238
		119,633,013
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (b)	11,300	1,240,175
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (a)(b)	163,863	1,614,051
OneSpaWorld Holdings Ltd. (b)	41,100	514,161
		2,128,212
Multiline Retail - 5.3%
General Merchandise Stores - 5.3%
B&M European Value Retail SA	125,508	559,641
Dollar General Corp.	78,100	9,940,568
Dollar Tree, Inc. (b)	102,821	10,445,585
Ollie's Bargain Outlet Holdings, Inc. (b)	19,900	1,964,528
		22,910,322
Software - 0.1%
Application Software - 0.1%
2U, Inc. (a)(b)	16,000	607,840
Specialty Retail - 26.5%
Apparel Retail - 8.7%
Burlington Stores, Inc. (b)	78,100	12,228,898
L Brands, Inc.	10,600	238,076
Ross Stores, Inc.	96,480	8,971,675
The Children's Place Retail Stores, Inc.	38,847	3,599,563
TJX Companies, Inc.	258,718	13,010,928
		38,049,140
Automotive Retail - 3.0%
AutoZone, Inc. (b)	4,600	4,724,706
Monro, Inc.	19,500	1,554,345
O'Reilly Automotive, Inc. (b)	17,798	6,609,643
		12,888,694
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	59,115	3,704,737
Home Improvement Retail - 12.2%
Floor & Decor Holdings, Inc. Class A (b)	45,000	1,598,400
Lowe's Companies, Inc.	180,700	16,855,696
The Home Depot, Inc.	183,100	34,761,535
		53,215,631
Specialty Stores - 1.8%
Five Below, Inc. (b)	13,200	1,699,236
Tiffany & Co., Inc.	13,300	1,185,163
Ulta Beauty, Inc. (b)	14,800	4,934,024
		7,818,423

TOTAL SPECIALTY RETAIL		115,676,625

Textiles, Apparel & Luxury Goods - 8.7%
Apparel, Accessories & Luxury Goods - 5.6%
adidas AG	1,537	439,911
Canada Goose Holdings, Inc. (b)	20,000	673,720
Capri Holdings Ltd. (b)	86,300	2,803,024
Carter's, Inc.	13,400	1,127,074
G-III Apparel Group Ltd. (b)	25,800	663,834
Kering SA	1,927	1,003,073
Kontoor Brands, Inc. (b)	5,571	163,230
lululemon athletica, Inc. (b)	3,000	496,770
LVMH Moet Hennessy - Louis Vuitton SA	4,000	1,509,376
PVH Corp.	78,582	6,694,401
Tapestry, Inc.	206,140	5,887,358
VF Corp.	39,000	3,193,320
		24,655,091
Footwear - 3.1%
NIKE, Inc. Class B	168,350	12,986,519
Puma AG	761	442,504
		13,429,023

TOTAL TEXTILES, APPAREL & LUXURY GOODS		38,084,114

TOTAL COMMON STOCKS
(Cost $335,959,747)		436,028,943

Money Market Funds - 0.5%
Fidelity Cash Central Fund 2.41% (c)	899,889	900,069
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	1,369,838	1,369,975
TOTAL MONEY MARKET FUNDS
(Cost $2,270,044)		2,270,044
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $338,229,791)		438,298,987
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,628,178)
NET ASSETS - 100%		$436,670,809

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,316
Fidelity Securities Lending Cash Central Fund	951
Total	$5,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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